UNIT-BASED COMPENSATION (Inputs Used in Option Pricing Method) (Details)	1 Months Ended
	Jul. 31, 2010 DFW Net Profits Interests	Apr. 30, 2010 DFW Net Profits Interests	Sep. 30, 2009 DFW Net Profits Interests	Jan. 31, 2012 SMP Net Profits Interests	Oct. 31, 2011 SMP Net Profits Interests	Apr. 30, 2011 SMP Net Profits Interests	Apr. 30, 2010 SMP Net Profits Interests	Sep. 30, 2009 SMP Net Profits Interests
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Length of holding period restriction	3 years 5 months 5 days	3 years 9 months	4 years 3 months	2 years 11 months 5 days	3 years 2 months 16 days	4 years 9 months	3 years 9 months	4 years 3 months
Discount for lack of marketability (as a percent)	35.90%	30.90%	34.80%	24.00%	33.10%	29.60%	30.90%	34.80%
Volatility (as a percent)	53.70%	49.80%	52.50%	37.00%	49.30%	43.20%	49.80%	52.50%